Revenue - Summary of Significant Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Contract Liabilities [Abstract]
Beginning balance	$ 76,018	$ 81,584	$ 82,542
Amounts billed but not recognized	70,728	18,080	1,808
Revenue recognized	(41,628)	(23,646)	(2,766)
Ending balance	$ 105,118	$ 76,018	$ 81,584